Cash and cash equivalents (Details) - EUR (€) € in Millions	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents	€ 721.4	€ 327.5
Restricted cash	0.1	0.1
Cash and cash equivalents	€ 721.5	€ 327.6	€ 156.9	€ 219.2